UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2014

Date of reporting period: September 30, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
SEPTEMBER 30, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.3%
	Shares	Value

CONSUMER DISCRETIONARY — 21.0%
Cinemark Holdings	250,810	$8,537,572
Cracker Barrel Old Country Store	74,595	7,697,458
Lamar Advertising, Cl A	186,630	9,191,527
Leggett & Platt	203,450	7,104,474
National CineMedia	206,705	2,999,290
Pearson ADR	500,915	10,028,318
Regal Entertainment Group, Cl A	447,411	8,894,531
Six Flags Entertainment	245,290	8,435,523
Thomson Reuters	282,450	10,284,005

		73,172,698

CONSUMER STAPLES — 2.6%
Kraft Foods Group	158,315	8,928,966

ENERGY — 12.2%
Baytex Energy	275,995	10,449,171
Canadian Oil Sands	558,065	10,296,299
Dorchester Minerals LP (A)	181,904	5,378,901
Noble	316,980	7,043,296
Vermilion Energy	154,205	9,371,038

		42,538,705

FINANCIALS — 22.2%
CBS Outdoor Americas REIT	310,155	9,286,041
Corrections Corp of America REIT	333,300	11,452,188
Federated Investors, Cl B	221,865	6,513,956
FNB	875,059	10,491,957
Hospitality Properties Trust REIT	402,855	10,816,657
People’s United Financial	743,335	10,756,058
Plum Creek Timber REIT	183,055	7,140,975
Ryman Hospitality Properties REIT	233,580	11,048,334

		77,506,166

HEALTH CARE — 6.9%
AbbVie	129,725	7,492,916
GlaxoSmithKline ADR	229,475	10,548,966
Merck	102,800	6,093,984

		24,135,866

INDUSTRIALS — 2.3%
Eaton	124,520	7,890,832

INFORMATION TECHNOLOGY — 8.7%
Cisco Systems	300,045	7,552,133
Intel	305,980	10,654,224
Microchip Technology	151,040	7,133,619
Seagate Technology	85,850	4,916,629

		30,256,605

MATERIALS — 7.3%
Dow Chemical	167,910	8,805,200

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
SEPTEMBER 30, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value

MATERIALS — continued
Nucor	61,515	$3,339,034
Potash Corp of Saskatchewan	231,310	7,994,074
Sonoco Products	138,970	5,460,131

		25,598,439

TELECOMMUNICATION SERVICES — 8.9%
AT&T	363,275	12,801,811
BCE	255,020	10,904,655
Vodafone Group ADR	221,340	7,279,873

		30,986,339

UTILITIES — 3.2%
Public Service Enterprise Group	299,365	11,148,353

TOTAL COMMON STOCK (Cost $313,189,877)		332,162,969

SHORT-TERM INVESTMENT(B) — 5.5%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (Cost $19,072,377)	19,072,377	19,072,377

TOTAL INVESTMENTS — 100.8% (Cost $332,262,254) †		$351,235,346

Percentages are based on Net Assets of $348,452,669.

(A)	Securities considered Master Limited Partnership. At September 30, 2014, these securities amounted to $5,378,901 or 1.5% of net assets.
(B)	The rate reported is the 7-day effective yield as of September 30, 2014.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

†	At September 30, 2014, the tax basis cost of the Fund’s investments was $332,262,254 and the unrealized appreciation and depreciation were $29,084,672 and $(10,111,580) respectively.

As of September 30, 2014, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended September 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities and there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

HCM-QH-001-0600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By	/s/ Michael Beattie
Michael Beattie
President

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: November 28, 2014

By	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: November 28, 2014